PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,087,893
Property, plant and equipment at end of period	3,389,994	$ 3,087,893
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,228,316	3,883,673
Additions	688,404	406,160
Disposition		(61,517)
Property, plant and equipment at end of period	4,916,720	4,228,316
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,140,423	892,127
Amortization	386,303	274,675
Disposition		(26,379)
Property, plant and equipment at end of period	1,526,726	1,140,423
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposition		0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposition		0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,439,784
Property, plant and equipment at end of period	2,342,192	2,439,784
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,955,901	2,955,901
Additions	0	0
Disposition		0
Property, plant and equipment at end of period	2,955,901	2,955,901
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	516,117	410,037
Amortization	97,592	106,080
Disposition		0
Property, plant and equipment at end of period	613,709	516,117
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,093
Property, plant and equipment at end of period	6,474	8,093
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposition		0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,622	32,924
Amortization	1,619	2,698
Disposition		0
Property, plant and equipment at end of period	37,241	35,622
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	288,991
Property, plant and equipment at end of period	237,642	288,991
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	809,982	809,982
Additions	7,166	0
Disposition		0
Property, plant and equipment at end of period	817,148	809,982
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	520,991	424,664
Amortization	58,515	96,327
Disposition		0
Property, plant and equipment at end of period	579,506	520,991
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	61,517
Additions	0	0
Disposition		(61,517)
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	24,502
Amortization	0	1,877
Disposition		(26,379)
Property, plant and equipment at end of period	0	0
Prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	338,467
Property, plant and equipment at end of period	686,336	338,467
Prototype [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	406,160	0
Additions	564,234	406,160
Disposition		0
Property, plant and equipment at end of period	970,394	406,160
Prototype [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67,693	0
Amortization	216,365	67,693
Disposition		0
Property, plant and equipment at end of period	284,058	67,693
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	104,792	0
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	117,004	0
Disposition		0
Property, plant and equipment at end of period	117,004	0
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	12,212	0
Disposition		0
Property, plant and equipment at end of period	$ 12,212	$ 0